Cover Page	May 06, 2021	May 07, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	May 06, 2021
Entity Registrant Name		TEMPUR SEALY INTERNATIONAL, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-31922
Entity Tax Identification Number		33-1022198
Entity Address, Address Line One		1000 Tempur Way
Entity Address, City or Town		Lexington
Entity Address, State or Province		KY
Entity Address, Postal Zip Code		40511
City Area Code		800
Local Phone Number		878-8889
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		TPX
Security Exchange Name		NYSE
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001206264
Current Fiscal Year End Date	--12-31